Dreyfus BNY Mellon Funds, Inc.

- Dreyfus Select Managers Long/Short Equity Fund (the "Fund")

Incorporated herein by reference on behalf of the Fund is a Supplement to the Fund's Statutory Prospectus, dated March 24, 2014, filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on June 13, 2014 (SEC Accession No. 0000885409-14-000007).